Segment Information - Narrative (Details) - Non-US - Geographic Concentration	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Total Revenue
Concentration Risk [Line Items]
Concentration risk (as a percent)	27.00%	24.00%	25.00%	21.00%
Total Assets
Concentration Risk [Line Items]
Concentration risk (as a percent)	2.00%		3.00%	1.00%